INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory, net of reserves, consists of the following as of December 31,

	2022	2021
New powersports vehicles	$174,986	$68,244
Used powersports vehicles	115,430	77,418
Parts, accessories and other	33,057	23,492
Inventory	$323,473	$169,154
Floor plan notes payable as of December 31,

	2022	2021
Floor plans notes payable - trade	$75,387	$15,118
Floor plans notes payable - non-trade	144,789	48,519
Floor plan notes payable	$220,176	$63,637
Floor plan notes payable - trade reflects amounts borrowed to finance the purchase of specific new and, to a lesser extent, used vehicle inventory with corresponding manufacturers' captive finance subsidiaries (“trade lenders”). Floor plan notes payable-non-trade represents amounts borrowed to finance the purchase of specific new and used vehicle inventories with non-trade lenders. Changes in vehicle floor plan notes payable- trade are reported as operating cash flows and changes in floor plan notes payable-non-trade are reported as financing cash flows in the accompanying Consolidated Statements of Cash Flows.
New inventory costs are generally reduced by manufacturer holdbacks, incentives, floor plan assistance, and non-reimbursement-based manufacturer advertising rebates, while the related vehicle floor plan payables are reflective of the gross cost of the vehicle. The vehicle floor plan payables, as shown in the above table, will generally also be higher than the inventory cost due to the timing of the sale of a vehicle and payment of the related liability. Vehicle floor plan facilities are due on demand, but in the case of new vehicle inventories, are generally paid within several business days after the related vehicles are sold. Vehicle floor plan facilities are primarily collateralized by vehicle inventories and related receivables.
New vehicle floor plan facilities generally utilize Secured Overnight Financing Rate (“SOFR”) or Average Daily Balance (“ADB”)-based interest rates, which generally ranged between 7% and 16% as of December 31, 2022. Used vehicle floor plan facilities generally utilize prime, SOFR or ADB-based interest rates, which ranged between 6% and 16% as of December 31, 2022. The aggregate capacity to finance our inventory under the new and used vehicle floor plan facilities was $407,680 as of December 31, 2022. The Company cannot predict the effect of the discontinuance of LIBOR or the establishment and use of alternative rates or benchmarks on interest expense as of December 31, 2022. The Company is evaluating alternative benchmarks, which may include the SOFR.
Inventory serves as collateral under floor plan notes payable borrowings. The inventory balance in its entirety also serves as collateral under the Oaktree Credit Facility. Refer to Note 10 - Notes Payable and Lines of Credit for further detail.